5. Earnings per Share (EPS) (Tables)	3 Months Ended
Sep. 23, 2018
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Basic And Diluted
	Three Months Ended
	September 23,	September 24,
	2018	2017
Income/(loss) from continuing operations	$108	$(131)
Loss from discontinued operations	—	(225)
Net income/(loss) available to common stockholders	$108	$(356)
Interest saved on convertible notes of $1,567 at 4%	$16	$—
Adjusted net income/(loss)	$124	$(356)

BASIC:
Weighted average common shares	15,064	11,159

Income/(loss) from continuing operations per common share	$0.01	$(0.01)
Loss from discontinued operations per common share	—	(0.02)
Net income/(loss) per common share	$0.01	$(0.03)

DILUTED:
Weighted average common shares	15,064	11,159
Convertible notes	833	—
Dilutive stock options	—	—
Weighted average common shares outstanding	15,897	11,159

Income/(loss) from continuing operations per common share	$0.01	$(0.01)
Loss from discontinued operations per common share	—	(0.02)
Net income/(loss) per common share	$0.01	$(0.03)